SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 92.6%
	Banks — 6.5%
	Banks — 6.5%
	BNP Paribas SA	190,641	$ 17,138,854
	Mitsubishi UFJ Financial Group, Inc.	1,187,377	16,350,603
			33,489,457
	Capital Goods — 14.3%
	Electrical Equipment — 8.4%
	ABB Ltd.	218,654	13,037,395
	Mitsubishi Electric Corp.	584,800	12,633,678
[a]	Pfisterer Holding SE	81,482	3,911,257
	Schneider Electric SE	52,969	14,088,761
	Industrial Conglomerates — 3.1%
	Hitachi Ltd.	545,700	15,934,645
	Machinery — 1.8%
	FANUC Corp.	332,400	9,094,518
	Trading Companies & Distributors — 1.0%
	Bunzl plc	161,645	5,147,661
			73,847,915
	Commercial & Professional Services — 6.1%
	Commercial Services & Supplies — 4.0%
	Elis SA	470,667	13,494,644
	Waste Connections, Inc.	38,795	7,243,802
	Professional Services — 2.1%
	Recruit Holdings Co. Ltd.	181,600	10,763,210
			31,501,656
	Consumer Durables & Apparel — 6.4%
	Household Durables — 4.5%
	Barratt Redrow plc	1,432,638	8,965,319
	Sony Group Corp.	547,717	14,186,899
	Textiles, Apparel & Luxury Goods — 1.9%
[a]	Amer Sports, Inc.	66,478	2,576,687
	LVMH Moet Hennessy Louis Vuitton SE	13,770	7,211,581
			32,940,486
	Consumer Services — 1.4%
	Hotels, Restaurants & Leisure — 1.4%
	Compass Group plc	215,967	7,313,348
			7,313,348
	Consumer Staples Distribution & Retail — 3.2%
	Consumer Staples Distribution & Retail — 3.2%
	Alimentation Couche-Tard, Inc.	214,996	10,687,042
	Costco Wholesale Corp.	6,149	6,087,141
			16,774,183
	Financial Services — 5.7%
	Capital Markets — 5.7%
	B3 SA - Brasil Bolsa Balcao	993,583	2,666,330
	Deutsche Boerse AG	30,110	9,821,115
	Japan Exchange Group, Inc.	818,700	8,303,263
	Marex Group plc	221,850	8,756,420
			29,547,128
	Food, Beverage & Tobacco — 2.7%
	Food Products — 2.7%
	Danone SA	171,235	13,990,354
			13,990,354
	Health Care Equipment & Services — 3.2%
	Health Care Equipment & Supplies — 3.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Alcon AG	161,044	$ 14,248,269
	EssilorLuxottica SA	8,252	2,263,892
			16,512,161
	Household & Personal Products — 3.3%
	Personal Care Products — 3.3%
	L’Oreal SA	39,476	16,884,433
			16,884,433
	Insurance — 2.5%
	Insurance — 2.5%
	AXA SA	265,322	13,023,384
			13,023,384
	Materials — 4.0%
	Chemicals — 3.0%
	Linde plc	33,032	15,486,206
	Construction Materials — 1.0%
[a]	Amrize Ltd.	43,172	2,153,567
	Holcim AG	43,172	3,204,778
			20,844,551
	Media & Entertainment — 1.3%
	Interactive Media & Services — 1.3%
[a]	Kanzhun Ltd. ADR	384,232	6,854,699
			6,854,699
	Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
	Life Sciences Tools & Services — 1.7%
	Lonza Group AG	3,549	2,527,173
	Stevanato Group SpA	255,322	6,237,516
	Pharmaceuticals — 5.2%
	AstraZeneca plc	104,111	14,462,282
	Novo Nordisk AS Sponsored ADR	69,393	4,789,505
	Roche Holding AG	23,549	7,669,118
			35,685,594
	Semiconductors & Semiconductor Equipment — 2.4%
	Semiconductors & Semiconductor Equipment — 2.4%
	ASML Holding NV	6,978	5,569,695
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	30,430	6,892,091
			12,461,786
	Software & Services — 2.7%
	Software — 2.7%
	Constellation Software, Inc.	1,703	6,244,479
	SAP SE	8,272	2,515,416
	WiseTech Global Ltd.	74,127	5,319,214
			14,079,109
	Technology Hardware & Equipment — 4.6%
	Electronic Equipment, Instruments & Components — 1.4%
	Keyence Corp.	18,300	7,350,245
	Technology Hardware, Storage & Peripherals — 3.2%
	Samsung Electronics Co. Ltd.	370,464	16,415,047
			23,765,292
	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 3.1%
	Internet Initiative Japan, Inc.	555,200	10,960,964
	Orange SA	332,666	5,060,925
			16,021,889
	Transportation — 4.5%
	Air Freight & Logistics — 1.5%
	Deutsche Post AG	170,802	7,888,908

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Ground Transportation — 3.0%
	Canadian Pacific Kansas City Ltd.	193,409	$ 15,331,531
			23,220,439
	Utilities — 7.8%
	Electric Utilities — 7.8%
	Endesa SA	376,973	11,940,655
	Enel SpA	1,719,906	16,321,169
	Iberdrola SA	618,446	11,867,247
			40,129,071
	Total Common Stock (Cost $374,270,822)		478,886,935
	Warrant — 0.0%
	Software & Services — 0.0%
	Software — 0.0%
[a,b]	Constellation Software, Inc., 3/31/2040	6,276	1
			1
	Total Warrants (Cost $0)		1
	Short-Term Investments — 7.1%
[c]	Thornburg Capital Management Fund	3,676,597	36,765,965
	Total Short-Term Investments (Cost $36,765,965)		36,765,965
	Total Investments — 99.7% (Cost $411,036,787)		$515,652,901
	Other Assets Less Liabilities — 0.3%		1,589,254
	Net Assets — 100.0%		$517,242,155

Footnote Legend
a	Non-income producing.
b	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2025 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$22,153,050	$154,093,742	$(139,480,827)	$-	$-	$36,765,965	$770,436